UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06044

Morgan Stanley European Equity Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2009

Date of reporting period:	July 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments  July 31, 2009  (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (96.8%)
	Austria (1.1%)
	Major Telecommunications
205,278	Telekom Austria AG	$3,133,546

	Belgium (1.7%)
	Other Metals/Minerals
174,042	Umicore	4,544,475

	France (10.9%)
	Electric Utilities
63,586	Electricite de France (EDF)	3,151,613

	Electrical Products
59,539	Schneider Electric S.A.	5,409,011

	Gas Distributors
154,804	Gaz de France (GDF) (b)	5,914,285

	Major Banks
122,660	BNP Paribas	8,942,374
95,616	Societe Generale	6,139,452
		15,081,826

	Total France	29,556,735

	Germany (11.4%)
	Industrial Conglomerates
84,205	MAN AG	5,820,816
88,609	Siemens AG (Registered Shares)	7,072,453
		12,893,269
	Multi-Line Insurance
53,695	Allianz SE (Registered Shares)	5,295,954
39,991	Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)	6,047,014
		11,342,968
	Pharmaceuticals: Other
108,254	Bayer AG	6,643,887

	Total Germany	30,880,124

	Italy (2.9%)
	Integrated Oil
340,164	Eni SpA	7,917,330

	Luxembourg (1.9%)
	Steel
139,675	ArcelorMittal (b)	5,026,715

	Netherlands (3.4%)
	Major Telecommunications
378,022	Koninklijke (Royal) KPN NV (b)	5,681,564

	Publishing: Books/Magazines
185,120	Wolters Kluwer NV	3,641,134

	Total Netherlands	9,322,698

	Spain (6.0%)
	Major Banks
479,373	Banco Bilbao Vizcaya Argentaria, S.A. (b)	7,871,013

	Major Telecommunications
333,017	Telefonica S.A.	8,284,961

	Total Spain	16,155,974

	Sweden (1.6%)
	Auto Parts: O.E.M.
123,189	Autoliv, Inc. (SDR)	4,404,485

	Switzerland (c) (16.4%)
	Financial Conglomerates
375,469	UBS AG (Registered Shares)	5,484,558

	Food: Major Diversified
289,317	Nestle S.A. (Registered Shares)	11,906,762

	Medical Specialties
118,739	Nobel Biocare Holding AG (Registered Shares)	2,820,003

	Multi-Line Insurance
24,276	Zurich Financial Services AG (Registered Shares)	4,770,467

	Pharmaceuticals: Major
192,028	Novartis AG (Registered Shares)	8,794,133
67,206	Roche Holding AG	10,596,744
		19,390,877

	Total Switzerland	44,372,667

	United Kingdom (c) (39.5%)
	Aerospace & Defense
971,335	BAE Systems PLC	4,981,288
658,033	Rolls-Royce Group PLC (a)	4,553,492
		9,534,780
	Food Retail
886,777	Morrison (W.M.) Supermarkets PLC	3,992,156
1,013,913	Tesco PLC	6,224,326
		10,216,482
	Home Improvement Chains
709,821	Kingfisher PLC	2,522,625

	Household/Personal Care
308,210	SSL International PLC	2,911,479

	Integrated Oil
465,598	BG Group PLC	7,769,818
410,886	Royal Dutch Shell PLC (A Shares)	10,789,670
		18,559,488
	Investment Managers
784,549	Man Group PLC	3,626,953

	Life/Health Insurance
563,180	Prudential PLC	4,216,982

	Major Banks
1,284,639	HSBC Holdings PLC	12,998,966

	Other Metals/Minerals
214,837	Anglo American PLC	6,926,290

	Pharmaceuticals: Major
415,624	GlaxoSmithKline PLC	7,977,281

	Publishing: Books/Magazines
434,672	Reed Elsevier PLC	3,073,215

	Specialty Stores
1,018,154	Carphone Warehouse Group (b)	3,052,897

	Tobacco
215,746	British American Tobacco PLC	6,696,112
198,868	Imperial Tobacco Group PLC	5,683,936
		12,380,048
	Wireless Telecommunications
4,327,481	Vodafone Group PLC	8,869,804

	Total United Kingdom	106,867,290

	Total Common Stocks (Cost $268,774,077)	262,182,039

	Preferred Stock (1.4%)
	Germany
	Medical Specialties
64,684	Fresenius AG (Cost $5,132,107)	3,667,464

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short–Term Investments (9.2%)
	Securities held as Collateral on Loaned Securities (b) (7.9%)
	Repurchase Agreements (1.7%)
$3,314	Bank of America Securities LLC (0.21% dated 7/31/09, due 08/03/09; proceeds $3,313,574; fully collateralized by Federal Home Loan Mortgage Corp., 5.00% due 03/01/35; valued at $3,379,884)	3,313,555

1,189	Citigroup Global Markets Inc. (0.54%, dated 7/31/09, due 08/03/09; proceeds $1,189,054; fully collateralized by exchange traded fund at the date of this Portfolio of Investments as follows: Diamonds Trust; valued at $1,248,492)	1,189,018

	Total Repurchase Agreements (Cost $4,502,573)	4,502,573

NUMBER OF
SHARES (000)
	Investment Company (d) (6.2%)
16,885	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $16,885,321)		16,885,321

	Total Securities held as Collateral on Loaned Securities (Cost $21,387,894)		21,387,894

	Investment Company (d) (1.3%)
3,433	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,433,018)		3,433,018

	Total Short-Term Investments (Cost $24,820,912)		24,820,912

	Total Investments (Cost $298,727,096) (e)	107.4%	290,670,415
	Liabilities in Excess of Other Assets	(7.4)	(19,916,218)
	Net Assets	100.0%	$270,754,197

(a)	Non-income producing security.
(b)

The values of loaned securities and related cash collateral outstanding at July 31, 2009 were $20,500,834 and $21,387,894, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

At July 31, 2009, investments in securities of issuers in United Kingdom 39.5% and Switzerland 16.4% represented 55.9% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley European Equity Fund Inc.

Forward Foreign Currency Contracts Open at July 31, 2009:

					UNREALIZED
	CONTRACTS TO		IN	DELIVERY	APPRECIATION
CURRENCY	DELIVER	CURRENCY	EXCHANGE FOR	DATE	(DEPRECIATION)

	$134,294	CHF	145,427	08/04/2009	$1,791
EUR	290,101		$410,231	08/04/2009	(3,247)
GBP	801,767		$1,327,726	08/04/2009	(11,588)

		Net Unrealized Depreciation			$(13,044)

Currency Abbreviations:
CHF	Swiss Franc
EUR	Euro.
GBP	British Pound

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments July 31, 2009  (unaudited)

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS

Major Banks	$35,951,805		12.4%
Pharmaceuticals: Major	27,368,158		9.4
Integrated Oil	26,476,818		9.1
Major Telecommunications	17,100,071		5.9
Multi-Line Insurance	16,113,435		5.5
Industrial Conglomerates	12,893,269		4.4
Tobacco	12,380,048		4.3
Food: Major Diversified	11,906,762		4.1
Other Metals/Minerals	11,470,765		3.9
Food Retail	10,216,482		3.5
Aerospace & Defense	9,534,780		3.3
Wireless Telecommunications	8,869,804		3.1
Publishing: Books/Magazines	6,714,349		2.3
Pharmaceuticals: Other	6,643,887		2.3
Gas Distributors	5,914,285		2.0
Financial Conglomerates	5,484,558		1.9
Electrical Products	5,409,011		1.9
Steel	5,026,715		1.7
Medical Specialties	6,487,467		2.2
Auto Parts: O.E.M.	4,404,485		1.5
Life/Health Insurance	4,216,982		1.5
Investment Managers	3,626,953		1.2
Short-Term Investments	24,820,912		8.5
Electric Utilities	3,151,613		1.1
Specialty Stores	3,052,897		1.1
Household/Personal Care	2,911,479		1.0
Home Improvement Chains	2,522,625		0.9

	$290,670,415	*	100.0%

* Does not include open forward foreign currency contracts with net urealized depreciation of $13,044.

Morgan Stanley European Equity Fund Inc.

Notes to the Portfolio of Investments

SFAS 157 Disclosure

7/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal marketthe most advantageous market for the investment or liability.  SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Common Stocks
AEROSPACE & DEFENSE	$9,534,780	$9,534,780	—	—
AUTO PARTS: OEM	4,404,485	4,404,485	—	—
ELECTRIC UTILITIES	3,151,613	3,151,613	—	—
ELECTRICAL PRODUCTS	5,409,011	5,409,011	—	—
FINANCIAL CONGLOMERATES	5,484,558	5,484,558	—	—
FOOD RETAIL	10,216,482	10,216,482	—	—
FOOD: MAJOR DIVERSIFIED	11,906,762	11,906,762	—	—
GAS DISTRIBUTORS	5,914,285	5,914,285	—	—
HOME IMPROVEMENT CHAINS	2,522,625	2,522,625	—	—
HOUSEHOLD/PERSONAL CARE	2,911,479	2,911,479	—	—
INDUSTRIAL CONGLOMERATES	12,893,269	12,893,269	—	—
INTEGRATED OIL	26,476,818	26,476,818	—	—
INVESTMENT MANAGERS	3,626,953	3,626,953	—	—
LIFE/HEALTH INSURANCE	4,216,982	4,216,982	—	—
MAJOR BANKS	35,951,805	35,951,805	—	—
MAJOR TELECOMMUNICATIONS	17,100,071	17,100,071	—	—
MEDICAL SPECIALTIES	2,820,003	2,820,003	—	—
MULTI-LINE INSURANCE	16,113,435	16,113,435	—	—
OTHER METALS/MINERALS	11,470,765	11,470,765	—	—
PHARMACEUTICALS: MAJOR	27,368,158	27,368,158	—	—
PHARMACEUTICALS: OTHER	6,643,887	6,643,887	—	—
PUBLISHING: BOOKS/MAGAZINES	6,714,349	6,714,349	—	—
SPECIALTY STORES	3,052,897	3,052,897	—	—
STEEL	5,026,715	5,026,715	—	—
TOBACCO	12,380,048	12,380,048	—	—
WIRELESS TELECOMMUNICATIONS	8,869,804	8,869,804	—	—
Total Common Stocks	262,182,039	262,182,039	—	—
Preferred Stock	3,667,464	3,667,464	—	—
Short-Term Investments
Investment Company	20,318,339	20,318,339	—	—
Repurchase Agreements	4,502,573	—	$4,502,573	—
Total Short-Term Investments	24,820,912	20,318,339	4,502,573	—
Forward Foreign Currency Contracts	1,791	—	1,791
Total	$290,672,206	$286,167,842	$4,504,364	—
Liabilities
Forward Foreign Currency Contracts	$(14,835)	—	$(14,835)	—

Valuation of Investments - (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Ltd. (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer

September 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer

September 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer

September 17, 2009